Guarantees granted, commitments and contingent liabilities - Narrative (Details) € in Millions							1 Months Ended					9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 17, 2021	Apr. 09, 2021 consumer	Jan. 14, 2021 USD ($)	Jul. 19, 2019	Jun. 28, 2019 EUR (€)	Jun. 28, 2019 USD ($)	Apr. 30, 2021 employee vehicle	Dec. 31, 2018	Dec. 31, 2015	May 31, 2013 EUR (€)	Feb. 28, 2013	Sep. 30, 2020 EUR (€)	Nov. 30, 2021 vehicle	Dec. 31, 2021 EUR (€) partnership joint_venture consumer employee vehicle plaintiff	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 EUR (€) state	Dec. 31, 2018 USD ($) state	Dec. 31, 2021 USD ($) plaintiff employee	Jan. 17, 2021 EUR (€)	May 31, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities														€ 25	€ 70
Provision of guarantees or collateral by entity, related party transactions														161	159
Deferred income														159	74
Ownership period limit for repurchase obligation									1 year
Refunds provision														49				$ 55,000,000
Guarantee at fair value														0
U.S. Diesel Emission Matters, number of other States | state																49	49
U.S. Diesel Emission Matters, charge recognized												€ 200		€ 266	222	€ 748
U.S. Diesel Emission Matters, civil claims accrual																€ 350
U.S. Diesel Emission Matters, average price per eligible vehicle | $																	$ 2,800
U.S. Diesel Emission Matters, agreement reached, estimate number of consumers | consumer		3,200
U.S. Diesel Emission Matters, number of additional employees indicted by Department of Justice | employee							2
U.S. Diesel Emission Matters, total number of employees indicted by Department of Justice | employee														3				3
German Diesel Emission Matters, estimate number of consumers that filed claims | consumer														6,000
Korean Diesel Emission Matters, number of vehicles impacted | vehicle							2,400
Korean Diesel Emission Matters, number of other vehicles impacted | vehicle													2,400
National Training Center, independent compliance monitor period								3 years
National Training Center, number of plaintiffs | plaintiff														3				3
Tigershark Engine, EPA/CARB Matter, number of vehicles with excess tailpipe emissions | vehicle														935,000
Tigershark Engine, Litigation, number of vehicles impacted | vehicle														1,600,000
Potential accrual for change in CAFE Rate, periods prior to merger														€ 455
Potential accrual for change in CAFE Rate, vehicle shipment after merger														€ 227
U.S. Import Duties, historic rate for Ram ProMaster City vehicles														2.50%
U.S. Import Duties, rate for cargo vans														25.00%
Previous rate
Disclosure of contingent liabilities [line items]
CAFE penalty fine rate | $			$ 5.50
New base rate
Disclosure of contingent liabilities [line items]
CAFE penalty fine rate | $			$ 14.00
Product warranty and recall campaigns
Disclosure of contingent liabilities [line items]
Increase in other provisions														€ 200
Contingent liabilities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities														€ 5	€ 0
CAFE provision | FCA and PSA Merger
Disclosure of contingent liabilities [line items]
Contingent liabilities recognised in business combination																			€ 163
Banque PSA Finance
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture														50.00%
Number of joint ventures operated | joint_venture														2
Number of partnerships in Europe | partnership														2
FCA Bank
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture				50.00%
Notice period for non-renewal				3 years
FCA Bank | Credit Agricole Consumer Finance
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture	50.00%
New operational leasing company
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture	50.00%
Finance companies in partnership with Santander Consumer Finance
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture														50.00%	50.00%
Number of joint ventures operated | partnership														1
Joint ventures, initial term														10 years
Finance companies in partnership with BNP Paribas Personal Finance
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture														50.00%	50.00%
Number of joint ventures operated | partnership														1
Joint ventures, initial term														12 years
SCUSA Private-Label Financing Agreement
Disclosure of contingent liabilities [line items]
Financing agreement, term											10 years
Deferred income										€ 109				€ 18				$ 20,000,000		$ 150,000,000
Amortization period										10 years
Amended SCUSA Private-Label Financing Agreement
Disclosure of contingent liabilities [line items]
Other income					€ 53	$ 60,000,000
STM Financial Financing Agreement
Disclosure of contingent liabilities [line items]
Financing agreement, term									10 years